Subsequent Events (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($) shares	Apr. 30, 2018 ILS (₪) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares			47,619,000	42,352,000	42,133,000
Shares issued, Value | $			$ 39,978	$ 31,397
Potential ordinary share transactions [Member] | 2003 Plan and 2011 Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	573,608	573,608
Shares issued, Value | $	$ 4,126
Potential ordinary share transactions [Member] | 2003 Plan and 2011 Plan [Member] | NIS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued, Value | ₪		₪ 14,453